Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	315,626,503.69	21,463
Yield Supplement Overcollateralization Amount 01/31/19	10,414,652.29	0
Receivables Balance 01/31/19	326,041,155.98	21,463
Principal Payments	12,512,460.24	337
Defaulted Receivables	1,235,598.43	77
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	9,756,375.92	0
Pool Balance at 02/28/19	302,536,721.39	21,049

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.91%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	7,457,744.74	412
Past Due 61-90 days	2,178,919.18	122
Past Due 91-120 days	535,588.16	28
Past Due 121+ days	0.00	0
Total	10,172,252.08	562

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Delinquency Trigger Occurred	NO

Recoveries	749,244.88
Aggregate Net Losses/(Gains) - February 2019	486,353.55
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.79%
Prior Net Losses Ratio	2.07%
Second Prior Net Losses Ratio	1.85%
Third Prior Net Losses Ratio	1.91%
Four Month Average	1.91%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.26%

Overcollateralization Target Amount	13,614,152.46
Actual Overcollateralization	13,614,152.46
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.95%
Weighted Average Remaining Term	38.69

Flow of Funds	$ Amount

Collections	14,247,736.07
Investment Earnings on Cash Accounts	66,932.64
Servicing Fee	(271,700.96)
Transfer to Collection Account	0.00
Available Funds	14,042,967.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	309,686.42
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,500,742.09
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,195,041.49

Total Distributions of Available Funds	14,042,967.75

Servicing Fee	271,700.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 02/15/19	301,423,311.02
Principal Paid	12,500,742.09
Note Balance @ 03/15/19	288,922,568.93

Class A-1
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-3
Note Balance @ 02/15/19	199,933,311.02
Principal Paid	12,500,742.09
Note Balance @ 03/15/19	187,432,568.93
Note Factor @ 03/15/19	57.8495583%

Class A-4
Note Balance @ 02/15/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	75,480,000.00
Note Factor @ 03/15/19	100.0000000%

Class B
Note Balance @ 02/15/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	26,010,000.00
Note Factor @ 03/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	347,184.17
Total Principal Paid	12,500,742.09
Total Paid	12,847,926.26

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	216,594.42
Principal Paid	12,500,742.09
Total Paid to A-3 Holders	12,717,336.51

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3687603
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.2776154
Total Distribution Amount	13.6463757

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6685013
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.5825373
Total A-3 Distribution Amount	39.2510386

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/19	23,407,920.41
Investment Earnings	42,026.09
Investment Earnings Paid	(42,026.09)
Deposit/(Withdrawal)	-
Balance as of 03/15/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41